Expense Example - Stone Ridge Diversified Alternatives Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 195
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	2,243
Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	225
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	$ 2,554